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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stelliam Investment Management, LP
          12 East 49th Street, 22nd Floor
          New York, NY 10017

Form 13F File Number:     028-12932


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gregg L. Kudisch
Title:         Chief Financial Officer
Phone:         (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch         New York, NY        February 14, 2012
---------------------       --------------       -----------------
   [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                57
                                                 --------

Form 13F Information Table Value Total:          $871,603
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ------            -------------

                                           Stelliam Investment Management, LP
                                               Form 13F Information Table
                                             Quarter ended December 31, 2011



      COLUMN 1               COLUMN 2             COLUMN 3   COLUMN 4          COLUMN 5     COLUMN 6 COLUMN 7      COLUMN 8
                                                              VALUE       SHRS or   SH/  PUT/  INV.  OTHR       VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS           CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISC. MNGR    SOLE     SHARED   NONE
-------------------------  --------------         ---------  --------    ---------- ---  ----  ----  ---- ----------  ------   ----
AERCAP HOLDINGS NV         SHS                    N00985106  $ 14,361    1,272,000  SH         SOLE        1,272,000
ALLEGIANT TRAVEL CO        COM                    01748X102  $ 14,002      262,500  SH         SOLE          262,500
APACHE CORP                COM                    037411105  $ 15,399      170,000  SH         SOLE          170,000
ASML HOLDING N V           NY REG SHS             N07059186  $ 12,746      305,000  SH         SOLE          305,000
BABCOCK & WILCOX CO NEW    COM                    05615F102  $ 28,606    1,185,000  SH         SOLE        1,185,000
BABCOCK & WILCOX CO NEW    COM                    05615F102  $  6,192      256,500  SH   CALL  SOLE          256,500
CELANESE CORP DEL          COM SER A              150870103  $ 24,902      562,500  SH         SOLE          562,500
CELANESE CORP DEL          COM SER A              150870103  $  7,526      170,000  SH   CALL  SOLE          170,000
CHEMED CORP NEW            COM                    16359R103  $ 12,065      235,600  SH         SOLE          235,600
CLEARWATER PAPER CORP      COM                    18538R103  $ 12,374      347,500  SH         SOLE          347,500
COMERICA INC               *W EXP 11/14/2018      200340115  $  1,636      304,000  SH         SOLE          304,000
COMERICA INC               COM                    200340107  $  9,417      365,000  SH         SOLE          365,000
COMCAST CORP NEW           CL A SPL               20030N200  $ 14,254      605,000  SH         SOLE          605,000
COSTCO WHSL CORP NEW       COM                    22160K105  $  8,124       97,500  SH         SOLE           97,500
CROWN HOLDINGS INC         COM                    228368106  $  8,311      247,500  SH         SOLE          247,500
D R HORTON INC             COM                    23331A109  $ 16,078    1,275,000  SH         SOLE        1,275,000
D R HORTON INC             NOTE 2.00% 5/15/2014   23331ABB4  $ 12,604   10,750,000  PRN        SOLE       10,750,000
EAGLE MATERIALS INC        COM                    26969P108  $  8,724      340,000  SH         SOLE          340,000
EXXON MOBIL CORP           COM                    30231G102  $ 16,952      200,000  SH         SOLE          200,000
GAMESTOP CORP NEW          CL A                   36467W109  $ 34,265    1,420,000  SH         SOLE        1,420,000
GAMESTOP CORP NEW          CL A                   36467W109  $ 10,255      425,000  SH   CALL  SOLE          425,000
HOLLYFRONTIER CORP         COM                    436106108  $ 16,848      720,000  SH         SOLE          720,000
HORMEL FOODS CORP          COM                    440452100  $  8,933      305,000  SH         SOLE          305,000
INTEL CORP                 COM                    458140100  $ 32,495    1,340,000  SH         SOLE        1,340,000
INTEL CORP                 COM                    458140100  $ 32,980    1,360,000  SH   CALL  SOLE        1,360,000
INTERNATIONAL FLAVORS
& FRAGRANCES               COM                    459506101  $  8,518      162,500  SH         SOLE          162,500
INTERNATIONAL BUSINESS
MACHS                      COM                    459200101  $ 10,941       59,500  SH         SOLE           59,500
JETBLUE AIRWAYS CORP       COM                    477143101  $ 20,501    3,942,500  SH         SOLE        3,942,500
JETBLUE AIRWAYS CORP       COM                    477143101  $ 14,277    2,745,600  SH   CALL  SOLE        2,745,600
JETBLUE AIRWAYS CORP       DBCV 6.750%10/15/2019  477143AF8  $ 13,043   10,250,000  PRN        SOLE       10,250,000
JPMORGAN CHASE & CO        COM                    46625H100  $ 29,759      895,000  SH         SOLE          895,000
LENNAR CORP                CL A                   526057104  $ 10,709      545,000  SH         SOLE          545,000
MACYS INC                  COM                    55616P104  $ 21,400      665,000  SH         SOLE          665,000
MARATHON PETE CORP         COM                    56585A102  $  8,572      257,500  SH         SOLE          257,500
MICRON TECHNOLOGY INC      COM                    595112103  $  9,183    1,460,000  SH         SOLE        1,460,000
MICRON TECHNOLOGY INC      NOTE 1.875% 06/01/14   595112AH6  $ 11,760   12,250,000  PRN        SOLE       12,250,000
MICROSOFT CORP             COM                    594918104  $ 40,368    1,555,000  SH         SOLE        1,555,000
NEWS CORP                  CL A                   65248E104  $ 19,000    1,065,000  SH         SOLE        1,065,000
NOKIA CORP                 SPONSORED ADR          654902204  $  9,809    2,035,000  SH         SOLE        2,035,000
PFIZER INC                 COM                    717081103  $ 38,357    1,772,500  SH         SOLE        1,772,500
PFIZER INC                 COM                    717081103  $  7,358      340,000  SH   CALL  SOLE          340,000
RADVISION LTD              ORD                    M81869105  $ 13,552    1,600,000  SH         SOLE        1,600,000
RANGE RES CORP             COM                    75281A109  $  7,897      127,500  SH         SOLE          127,500
SEAGATE TECHNOLOGY PLC     SHS                    G7945M107  $ 11,480      700,000  SH         SOLE          700,000
SOUTH JERSEY INDS INC      COM                    838518108  $ 12,072      212,500  SH         SOLE          212,500
SPDR GOLD TRUST            GOLD SHS               78463V107  $ 22,799      150,000  SH   PUT   SOLE          150,000
SYMMETRY MED INC           COM                    871546206  $  6,592      825,000  SH         SOLE          825,000
TARGET CORP                COM                    87612E106  $  9,092      177,500  SH         SOLE          177,500
TEVA PHARMACEUTICAL
INDS LTD                   ADR                    881624209  $ 24,721      612,500  SH         SOLE          612,500
TOLL BROTHERS INC          COM                    889478103  $ 16,540      810,000  SH         SOLE          810,000
UNITED CONTL HLDGS INC     COM                    910047109  $ 12,926      685,000  SH         SOLE          685,000
US BANCORP DEL             COM NEW                902973304  $ 17,447      645,000  SH         SOLE          645,000
VEECO INSTRS INC DEL       COM                    922417100  $ 18,252      877,500  SH         SOLE          877,500
WELLPOINT INC              COM                    94973V107  $  9,772      147,500  SH         SOLE          147,500
WESTERN DIGITAL CORP       COM                    958102105  $ 14,701      475,000  SH         SOLE          475,000
WESTPORT INNOVATIONS INC   COM NEW                960908309  $  9,889      297,500  SH         SOLE          297,500
WUXI PHARMATECH CAYMAN INC SPONSORED ADR SHS      929352102  $ 10,267      930,000  SH         SOLE          930,000


Total Fair Market Value (in thousands)                       $871,603
